Other Comprehensive (Loss) Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stockholders Equity [Line Items]
Cumulative translation adjustments	$ 67.2	[1]	$ 38.4	[1]	$ 81.0	[1]
Net gain/(loss) of cash flow hedge derivatives					0	[1]
Net pension liability	(107.7)	[1]	(80.7)	[1]	(44.6)	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(40.5)	[1]	(42.3)	[1]	36.4	[1]
Deferred taxes on cash flow hedge derivatives					0	[1]
Deferred taxes on the pension liability	$ 59.7	[1]	$ 45.5	[1]	$ 25.0	[1]

[1]	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.